Nov. 24, 2015
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Supplement to Summary Prospectus
Neuberger Berman Alternative and Multi-Asset Class Funds ®

Neuberger Berman Absolute Return Multi-Manager Fund

Class A, Class C, Institutional Class and Class R6

Supplement to the Summary Prospectuses and Prospectuses dated February 28, 2015, as amended July 6, 2015 and as supplemented October 8, 2015

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, and Absolute Return Multi-Manager Portfolio, a series of Neuberger Berman Advisers Management Trust (collectively, the “Funds”).  These changes were proposed by Neuberger Berman Management LLC (“NB Management”) and NB Alternative Investment Management LLC (“NBAIM”) and approved by the Funds’ Boards of Trustees (the “Board”) as being in the best interests of the Funds’ shareholders.  If you have any questions regarding these changes, please contact NB Management at 877-628-2583.

New Subadviser

As disclosed in the Funds’ Prospectuses, NB Management and the Funds have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NBAIM to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval. Effective November 30, 2015, NB Management has engaged Portland Hill Capital LLP (“Portland Hill”) as a new subadviser for the Funds.  Portland Hill will employ a global event driven and long/short strategy that is focused on equity securities of European companies.

As a result of these changes, each of the Funds’ Summary Prospectuses and Prospectuses listed above are revised as follows:

The following is added before the last sentence in the paragraph entitled “Equity Long/Short” in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses:

“In addition, the long/short portion of one subadviser’s strategy invests globally with a focus on equity securities of European companies.”

The following is added to the end of the paragraph entitled “Event Driven” in the “Principal Investment Strategies” section of the Summary Prospectuses and Prospectuses:

“In addition, the event driven portion of one subadviser’s strategy invests globally with a focus on securities of European companies.”